Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Detail) $ in Billions	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Notional amount of derivative	$ 768.0
Over the Counter Trades [Member]
Derivative [Line Items]
Notional amount of derivative	402.0
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	345.1
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 20.9